CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues	$ 212,372	¥ 1,478,493,000	¥ 1,145,517,000	¥ 847,993,000
Cost of revenues	(63,191)	(439,923,000)	(410,908,000)	(314,121,000)
Gross profit	149,181	1,038,570,000	734,609,000	533,872,000
Operating expenses:
Sales and marketing expenses	(113,849)	(792,591,000)	(731,233,000)	(657,065,000)
Product development expenses	(22,624)	(157,505,000)	(185,000,000)	(223,202,000)
General and administrative expenses	(28,158)	(196,029,000)	(223,057,000)	(224,395,000)
Total operating expenses	(164,631)	(1,146,125,000)	(1,139,290,000)	(1,104,662,000)
Loss from operations	(15,450)	(107,555,000)	(404,681,000)	(570,790,000)
Impairment loss | ¥			(7,364,000)
Interest income	2,536	17,654,000	9,167,000	6,863,000
Interest expense and other expense, net	1,358	9,451,000	9,936,000	12,542,000
Loss before income tax expenses	(14,272)	(99,352,000)	(412,814,000)	(576,469,000)
Income tax expenses	(728)	(5,068,000)	(3,880,000)	(4,342,000)
Net loss, all attributable to the Company's ordinary shareholders	$ (15,000)	¥ (104,420,000)	¥ (416,694,000)	¥ (580,811,000)
Weighted average number of ordinary shares used in computing basic and diluted loss per share | shares	308,364,918	308,364,918	304,542,400	301,610,060
Net loss per share attributable to ordinary shareholders-basic and diluted | (per share)	$ (0.05)	¥ (0.34)	¥ (1.37)	¥ (1.93)
Comprehensive loss:
Net loss	$ (15,000)	¥ (104,420,000)	¥ (416,694,000)	¥ (580,811,000)
Other comprehensive income/(loss)
Foreign currency translation adjustments	769	5,356,000	16,939,000	(24,662,000)
Total comprehensive loss	$ (14,231)	¥ (99,064,000)	¥ (399,755,000)	¥ (605,473,000)
ADS
Operating expenses:
Net loss per share attributable to ordinary shareholders-basic and diluted | (per share)	$ (0.73)	¥ (5.08)	¥ (20.55)	¥ (28.95)